Other Information - Auditors fees Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Auditors Remuneration [Line Items]
Auditor's remuneration	€ 22,110	€ 20,020
All other services (consulting, advisory, etc.)	4	2
Audit services	20,380	18,610
Auditors other than PWC
Auditors Remuneration [Line Items]
Auditor's remuneration	1,610	1,770
Audit services	€ 1,010	€ 940